EQUITY (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Warrants and Options (in Shares)	5,579,905	4,246,096	594,285
Granted,Number of Warrants and Options (in Shares)	1,522,500	375,000	3,652,669
Exercised, Number of Warrants and Options (in Shares)	0	0	(858)
Forfeited or Expired, Number of Warrants and Options (in Shares)	(74,284)	0	0
Warrants Outstanding, Number of Warrants and Options (in Shares)	7,028,151	5,579,905	4,246,096
Exercisable, Number of Warrants and Options (in Shares)	6,708,151	4,621,096	4,246,096
Warrants Outstanding, Weighted Average Exercise Price	$ 9.69	$ 6.53	$ 25.90
Granted, Weighted Average Exercise Price	1.97	2.00	6.61
Exercised, Weighted Average Exercise Price	0	0	0.35
Forfeited or Expired, Weighted Average Exercise Price	19.25	0	0
Warrants Outstanding, Weighted Average Exercise Price	7.90	9.69	6.53
Exercisable, Weighted Average Exercise Price	$ 8.15	$ 6.16	$ 6.53